IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jan. 08, 2019
In-process Research And Development And Deferred Tax Liability
Deferred tax liability	$ 25,900	$ 28,400	$ 19,800
Increase in deferred income taxes	7,000
Increase (Decrease) in deferred tax liability	1,100	$ 1,100
Reduction in deferred tax liability	$ 2,200